Prepayments and other assets	12 Months Ended
Dec. 31, 2021
Prepayment and other assets
Prepayments and other assets

6.    Prepayments and other assets, net

		As of December 31,
		2020	2021
		RMB	RMB
Loans receivable, net	(1)	73,927	38,631
Security deposits with real estate developers, net	(2)	55,296	110,910
Rental and other deposits, net	(3)	14,439	12,635
Other receivables		48,246	57,995
Deposits for investments		1,540	—
Prepayments and other assets, net		193,448	220,171
Current Portion		185,960	220,171
Non-Current Portion		7,488	—
Total prepayments and other assets, net		193,448	220,171

(1)    Loans receivable, net

	As of December 31,
	2020	2021
	RMB	RMB
Secured loans	14,197	12,746
Unsecured loans	64,727	57,579
	78,924	70,325
Less: allowance for doubtful loans	(4,997)	(31,694)
Loans receivable, net	73,927	38,631
Current Portion	67,979	38,631
Non-Current Portion	5,948	—
Total loans	73,927	38,631

As of December 31, 2020 and 2021, loans receivable are primarily personal loans made to home purchasers, home owners, Registered Agents and the Group’s employees. These loans have an original term from 30 days to 5 years and carry interest rates between 3.6%~24% per annum.

On December 25, 2017, the Group entered into a one-year arrangement with an independent third party trust, under which the Group would refer home owners on their platform to obtain personal loans from the trust. The Group is entitled to a loan facilitation fee ranging from 0.8% to 4% of the amounts of completed loan transactions. The personal loans are secured by the homeowners’ properties. The Group provided guarantee on the principal and interest repayment of the loans to the trust and committed to purchase all the unpaid loans principal and accrued interests due from the homeowners upon the end of the arrangement on December 25, 2018. On December 25, 2018, the Group purchased from the trust, pursuant to the arrangement, unpaid secured loans at a consideration of RMB21,424, determined based on the outstanding principal and interest payable by the homeowners. These loans have been recorded in secured loans receivable of RMB14,170 and RMB12,746 on the consolidated balance sheet as of December 31, 2020 and 2021, with an allowance for doubtful loans of RMB3,252 and RMB6,023, respectively.

In June 2021, the Group lent aggregately RMB45,000 to certain real estate agent companies in Shenzhen, Suzhou and Shanghai at annual interest rate of 6.48% with repayment terms of 12 months. As of December 31, 2021, the Group determined the remaining balance of the loans of RMB25,000 was not recoverable and full provision of allowance for doubtful accounts was made.

The following table sets forth the movement in the allowance for doubtful loans for the years ended December 31, 2019, 2020 and 2021:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	1,113	4,255	4,997
Provision for the year	3,142	614	26,697
Collection of previously written-off debtors	—	128	—
Balance at the end of the year	4,255	4,997	31,694

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the allowance of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2020 and 2021.

	As of December 31,
	2020	2021
	RMB	RMB
1-29 days past Due	—	200
30-89 days past Due	—	106
90-179 days past Due	—	3,690
Over 180 days past Due	14,954	20,407
Total past Due	14,954	24,403
Current	63,970	45,922
Total loans	78,924	70,325

(2)	Security deposits with real estate developers, net

	As of December 31,
	2020	2021
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	55,296	129,300
- With Sales Commitment Arrangement	—	42,585
	55,296	171,885
Less: Allowance for doubtful accounts	—	(60,975)
Security deposits with real estate developers, net	55,296	110,910

The Group is required to advance certain deposits to obtain the exclusive selling right for a limited period of time under Exclusive Sales Contracts (see note 1). The balance of deposits under Exclusive Sales Contract with Sales Commitment Arrangement is related to a parking space sales project which was entered during the year ended December 31, 2021.

An allowance for doubtful accounts of RMB60,975 was made against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement which were considered not recoverable during the year ended December 31, 2021.

(3)	Rental and other deposits, net

	As of December 31,
	2020	2021
	RMB	RMB
Rental and other deposits	14,439	25,030
Less: Allowance for doubtful accounts	—	(12,395)
Rental and other deposits, net	14,439	12,635

An allowance of doubtful accounts of RMB12,395 (2020: nil) was mainly recognized against rental and other deposits subsequent to cease of Yuancui business during the year end December 31, 2021.